Income Taxes (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating Loss Carryforwards [Line Items]
Balance at the beginning of the year	¥ 1,311,342	$ 202,436	¥ 1,174,988	¥ 822,010
Additions of valuation allowance	1,409,078	217,523	159,355	474,397
Reduction of valuation allowance	(28,736)	(4,436)	(23,001)	(121,419)
Balance at the end of the year	¥ 2,691,684	$ 415,523	¥ 1,311,342	¥ 1,174,988